RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
RETIREMENT BENEFIT PLANS
RETIREMENT BENEFIT PLANS
DEFINED BENEFIT PLANS
The Company maintains defined benefit pension plans that cover employees in its manufacturing plants located in Andover, United Kingdom (the “UK Plan”) and Tuttlingen, Germany (the “Germany Plan”). The Company closed the Tuttlingen, Germany plant in December 2005. The Company did not terminate the Germany Plan, and the Company remains obligated for the accrued pension benefits related to this plan. The plans cover certain current and former employees.
Effective March 31, 2011, the Company froze the benefits due to the participants of the UK Plan in their entirety; this curtailment resulted in a $0.3 million reduction in the projected benefit obligations which the Company recorded on that date. The Company recorded the entire curtailment gain as an offset to the unrecognized net actuarial loss in accumulated other comprehensive income; therefore, this gain had no impact on the consolidated statements of operations.
Net periodic benefit costs for the Company’s defined benefit pension plans included the following amounts:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Service cost	$—	$—	$26
Interest cost	556	582	650
Expected return on plan assets	(407)	(392)	(589)
Recognized net actuarial loss	2	—	—
Net period benefit cost	$151	$190	$87

The following weighted average assumptions were used to develop net periodic pension benefit cost and the actuarial present value of projected pension benefit obligations:

	Years Ended December 31,
	2013	2012	2011
Discount rate	4.4%	4.2%	4.7%
Expected return on plan assets	3.6%	3.0%	2.9%
Rate of compensation increase	0.0%	0.0%	0.0%

The discount rate is set using the Bank of America Merrill Lynch AA Corporate Bond yield curve weighted by the UK benefit plan cash flows for the year ending December 31, 2013. The expected return on plan assets represents the average rate of return expected to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid. In developing the expected rate of return, the Company considers long-term compound annualized returns of historical market data as well as actual returns on the plan assets and applies adjustments that reflect more recent capital market experience. Using this reference information, the long-term return expectations for each asset category are developed according to the allocation among those investment categories. In 2013, 2012 and 2011, the discount rate was prescribed as the current yield on corporate bonds with an average rating of AA of equivalent currency and term to the liabilities.
The following sets forth the change in projected benefit obligations and the change in plan assets for the years ended December 31, 2013 and 2012 and a reconciliation of the funded status at December 31, 2013 and 2012:

	Years Ended December 31,
	2013	2012
	(In thousands)
CHANGE IN PROJECTED BENEFIT OBLIGATION
Projected benefit obligation, beginning of year	$13,918	$12,556
Interest cost	556	582
Benefits paid	(506)	(604)
Actuarial loss	881	807
Effect of foreign currency exchange rates	333	577
Projected benefit obligation, end of year	$15,182	$13,918
CHANGE IN PLAN ASSETS
Plan assets at fair value, beginning of year	$14,080	$13,226
Actual return on plan assets	(6)	41
Employer contributions	826	797
Benefits paid	(493)	(591)
Effect of foreign currency exchange rates	287	607
Plan assets at fair value, end of year	$14,694	$14,080

	Years Ended December 31,
	2013	2012
	(In thousands)
RECONCILIATION OF FUNDED STATUS
Funded status - (under) over funded	$(488)	$162
Unrecognized net actuarial loss	2,911	1,512
Accumulated other comprehensive loss	(2,911)	(1,512)
Amounts recognized	$(488)	$162

The funded status is included in other liabilities, and other assets at December 31, 2013 and 2012, respectively.
The combined accumulated benefit obligation for the defined benefit plans was $15.2 million and $13.9 million as of December 31, 2013 and 2012, respectively.
The investment strategy for the Company’s defined benefit plans is both to meet the liabilities of the plans as they fall due and to maximize the return on invested assets within appropriate risk tolerances. The UK Plan invests in pooled funds which provide a diversification that supports the overall investment objectives. The Germany Plan had no assets at December 31, 2013 or 2012.
Based on the assets which comprise each of the funds, the weighted-average allocation of plan assets by asset category is as follows:

	December 31,
	2013	2012
Government bonds	100%	99%
Cash	0%	1%
	100%	100%

The fair value of the Company’s pension plan assets at December 31, 2013 and 2012 is as follows:

		Fair Value Measurements at December 31, 2013
Manager/Fund	Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In thousands)
Bank account	Cash	$8	$8	$—	$—
Legal & General Index-Linked Gilts Index (various tenors) (a)	Index-linked government bonds	12,630	—	12,630	—
Legal & General Over 15 Years Gilts Index (b)	Government bonds	2,056	—	2,056	—
Total		$14,694	$8	$14,686	$—

		Fair Value Measurements at December 31, 2012
Manager/Fund	Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		(In thousands)
Bank account	Cash	$195	$195	$—	$—
Legal & General Index-Linked Gilts Index (various tenors) (a)	Index-linked government bonds	11,909	—	11,909	—
Legal & General Over 15 Years Gilts Index (b)	Government bonds	1,976	—	1,976	—
Total		$14,080	$195	$13,885	$—
_______________________________

(a)	This category represents funds consisting of index-linked gilts and is designated to follow a benchmark index.

(b)	This category represents funds consisting of gilts and is designated to follow a benchmark index.
The Level 2 investments are single priced. The fund prices are calculated by the trustee by taking the closing market price of each underlying investment using a variety of independent pricing sources (i.e., quoted market prices). The prices also include income receivable and expenses payable, where applicable.
Based on year-end exchange rates, the Company anticipates contributing approximately $0.9 million to its defined benefit plans in 2014.
Also based on year-end exchange rates, the Company expects to pay the following estimated future benefit payments in the years indicated:

Expected Future Benefit Payments

(In thousands)
2014	$586
2015	613
2016	631
2017	647
2018	684
2019-2023	3,815

Included in accumulated other comprehensive income is $2.9 million of unrecognized net actuarial loss, a portion of which is expected to be recognized as a component of net periodic benefit cost in 2014.
DEFINED CONTRIBUTION PLANS
The Company also has various defined contribution savings plans that cover substantially all employees in the United States, the United Kingdom and Puerto Rico. The Company matches a certain percentage of each employee’s contributions as per the provisions of the plans. Total contributions by the Company to the plans were $2.9 million, $2.7 million and $2.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.